Segment Reporting (Segment Data) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenues	$ 20,390	$ 20,629	$ 20,483	$ 18,527	$ 19,742	$ 19,592	$ 20,037	$ 18,022	$ 80,029	[1]	$ 77,393	[1]	$ 76,346	[1]
Amortization of intangibles									(93)		(97)		(98)
General corporate expenses									(187)		(210)		(183)
Equity (income)/loss in unconsolidated subsidiaries, net									22		17		10
Operating income									13,515		13,863		13,342
Interest expense, net									(973)		(859)		(800)
Earnings before income taxes									12,542		13,004		12,542
European Union [Member]
Segment Reporting Information [Line Items]
Net revenues									28,303		27,338		29,768
Operating companies income									4,238		4,187		4,560
Eastern Europe, Middle East & Africa [Member]
Segment Reporting Information [Line Items]
Net revenues									20,695		19,272		17,452
Operating companies income									3,779		3,726		3,229
Asia [Member]
Segment Reporting Information [Line Items]
Net revenues									20,987		21,071		19,590
Operating companies income									4,622		5,197		4,836
Latin America & Canada [Member]
Segment Reporting Information [Line Items]
Net revenues									10,044		9,712		9,536
Operating companies income									$ 1,134		$ 1,043		$ 988

[1]	Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.8 billion, $7.7 billion and $8.1 billion for the years ended December 31, 2013, 2012 and 2011, respectively.